Related party balances and transactions (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other receivables - related parties	$ 254,173	$ 256,863
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Other receivables - related parties		256,863	$ 270,806
Wanqiang Lin [Member]
Related Party Transaction [Line Items]
Relationship description	Director of Ultra HK
Nature description	Advance payment for operational expenses of the Company pending for reimbursement
Other receivables - related parties	$ 254,173	$ 256,863
Wanqiang Lin [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		Director of Ultra HK
Nature description		Advance payment for operational expenses of the Company pending for reimbursement
Other receivables - related parties		$ 256,863	$ 270,806